COMMITMENTS AND CONTIGENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Future minimum commitments under operating lease agreements:
2013	$ 931
2014	841
2015	638
2016	572
2017	572
2018	95
Operating leases, future minimum payments due, total	3,649
Rent expense, net	812	636	445
Sublease income	30	125	75
Guarantor Obligations [Line Items]
Outstanding bank guarantee	$ 512